                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2003
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250


Signature, Place, and Date of Signing:
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

   /s/ Michael Klarman                                New York, NY                      February 10 , 2004
----------------------------                          ------------                      ------------------
         [Signature]                                  [City, State]                            [Date]
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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ---------

Form 13F Information Table Entry Total:              56
                                                 ---------

Form 13F Information Table Value Total:          $ 254,161
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None

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

--------------------------------------------------------------------------------------------------------------------------------
          FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (12/31/03)
--------------------------------------------------------------------------------------------------------------------------------

                COLUMN 1                               COLUMN 2        COLUMN 3       COLUMN 4              COLUMN 5

                                                       TITLE OF                       VALUE        SHRS OR       SH/      PUT/
NAME OF ISSUER                                         CLASS           CUSIP          (X1000)      PRN AMOUNT    PRN      CALL
--------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTERTAINMENT INCCMN                            Common Stock    350865101             1,369     52,600.00 SH      NA
ADVANCEPCSCMN                                          Common Stock    00790K109             5,453    103,300.00 SH      NA
AK STEEL HOLDING CORPCMN                               Common Stock    1547108               1,062    208,300.00 SH      NA
ALCAN INC.CMN                                          Common Stock    13716105              7,263    154,700.00 SH      NA
AMERICAN FINL RLTY TRCMN                               Common Stock    02607P305             2,217    130,000.00 SH      NA
ANTHEM, INC.COMMON STOCK                               Common Stock    03674B104             3,525     47,000.00 SH      NA
ATARI INCCMN                                           Common Stock    04651M105             1,720    409,600.00 SH      NA
BALL CORPORATIONCMN                                    Common Stock    58498106              8,793    147,600.00 SH      NA
BARNES & NOBLE, INCCMN                                 Common Stock    67774109              3,140     95,600.00 SH      NA
CAESARS ENTERTAINMENT INCCMN                           Common Stock    127687101             4,281    395,300.00 SH      NA
CAREMARK RX INCCMN                                     Common Stock    141705103             3,288    129,800.00 SH      NA
DADE BEHRING HOLDINGS INCCMN                           Common Stock    23342J206             7,541    210,991.00 SH      NA
DEAN FOODS COMPANY NEWCMN                              Common Stock    242370104             5,095    155,000.00 SH      NA
DEL MONTE FOODS COMPANYCMN                             Common Stock    24522P103             5,969    573,900.00 SH      NA
DOUBLECLICK, INC.COMMON STOCK                          Common Stock    258609304             2,643    256,600.00 SH      NA
DOV PHARMACEUTICALS, INC.CMN                           Common Stock    259858108             1,854    138,700.00 SH      NA
ELAN CORP PLC (ADR)ADR CMN                             Common Stock    284131208             1,378    200,000.00 SH      NA
ENCYSIVE PHARMACEUTICALS INCCM                         Common Stock    29256X107             1,199    134,000.00 SH      NA
FOOT LOCKER, INC.CMN                                   Common Stock    344849104             2,111     90,000.00 SH      NA
GIBRALTAR STL CORPCMN                                  Common Stock    37476F103               503     20,000.00 SH      NA
HARTE-HANKS COMMUNICATIONS,INC                         Common Stock    416196103             2,967    136,400.00 SH      NA
HAYES LEMMERZ INTL INCCMN                              Common Stock    420781304             2,148    118,600.00 SH      NA
HEADWATERS INCCMN                                      Common Stock    42210P102             7,038    360,752.00 SH      NA
HONEYWELL INTL INCCMN                                  Common Stock    438516106             7,455    223,000.00 SH      NA
INCO LIMITEDCMN                                        Common Stock    453258402             3,783     95,000.00 SH      NA
INTERNATIONAL STEEL GROUP, INC                         Common Stock    460377104             7,841    201,300.00 SH      NA
IVAX CORP (FLORIDA)CMN                                 Common Stock    465823102             4,136    173,200.00 SH      NA
JACUZZI BRANDS INCORD CMN                              Common Stock    469865109             2,375    335,000.00 SH      NA
JOY GLOBAL INCCMN                                      Common Stock    481165108             4,175    159,651.00 SH      NA
KERZNER INTERNATIONAL LTDCMN                           Common Stock    P6065Y107             6,580    168,900.00 SH      NA
MANDALAY RESORT GROUPCMN                               Common Stock    562567107             8,170    182,700.00 SH      NA
MERIDIAN RESOURCE CORPCMN                              Common Stock    58977Q109             1,219    205,300.00 SH      NA
MOORE WALLACE INCCMN                                   Common Stock    615857109             5,774    308,300.00 SH      NA
MULTIMEDIA GAMES INCCMN                                Common Stock    625453105             5,071    123,400.00 SH      NA
NEW CENTURY FINANCIAL CORPCMN                          Common Stock    64352D101             3,015     76,000.00 SH      NA
NEW FRONTIER MEDIA INCCMN                              Common Stock    644398109             5,254    564,900.00 SH      NA
NTL (DELAWARE), INC.CMN                                Common Stock    62940M104             6,953     99,687.00 SH      NA
OCCIDENTAL PETROLEUM CORPCMN                           Common Stock    674599105             5,280    125,000.00 SH      NA
OM GROUP INC                                           Common Stock    670872100             1,310     50,000.00 SH      NA
P G & E CORPORATIONCMN                                 Common Stock    69331C108             4,332    156,000.00 SH      NA
PHARMACEUTICAL HOLDRS TRUST'HO                         Common Stock    71712A206             6,447     81,100.00 SH      NA
PHOTOMEDEX INCCMN                                      Common Stock    719358103               888    357,940.00 SH      NA
PIER 1 IMPORTS INC (DELAWARE)C                         Common Stock    720279108             3,860    176,600.00 SH      NA
RADIAN GROUP INCCMN                                    Common Stock    750236101             2,438     50,000.00 SH      NA
SCIENTIFIC GAMES CORPORATIONCM                         Common Stock    80874P109             4,436    261,400.00 SH      NA
SERVICEMASTER COMPANYCMN                               Common Stock    81760N109             3,673    315,300.00 SH      NA
SPX CORPORATIONCMN                                     Common Stock    784635104             6,898    117,300.00 SH      NA
STATION CASINOS INCCMN                                 Common Stock    857689103             4,080    133,200.00 SH      NA
SUPERGEN INCCMN                                        Common Stock    868059106           2,750.00   250,000.00 SH      NA
SYLVAN LEARNING SYS INCCMN                             Common Stock    871399101           5,058.40   175,700.00 SH      NA
TIME WARNER INC.CMN                                    Common Stock    887317105           1,799.00   100,000.00 SH      NA
TYCO INTERNATIONAL LTD.CMN                             Common Stock    902124106           8,384.60   316,400.00 SH      NA
UNITED STATES STEEL CORPCMN                            Common Stock    912909108         15,366.78    438,800.00 SH      NA
WILLIS GROUP HOLDINGS LTDCMN                           Common Stock    G96655908           9,011.52   264,500.00 SH      NA
WORTHINGTON INDUSTRIESCMN USD0                         Common Stock    981811102           6,209.53   344,400.00 SH      NA
YELLOW ROADWAY CORPORATIONCMN                          Common Stock    985577105           7,581.23   209,600.00 SH      NA


                                                                                         254,161.33

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
              COLUMN 1                      COLUMN 6      COLUMN 7              COLUMN 8
                                                                             VOTING AUTHORITY
                                           INVESTMENT    OTHER
NAME OF ISSUER                             DISCRETION    MANAGERS          SOLE       SHARED    NONE
4 KIDS ENTERTAINMENT INCCMN                SOLE             N/A           52,600
ADVANCEPCSCMN                              SOLE             N/A          103,300
AK STEEL HOLDING CORPCMN                   SOLE             N/A          208,300
ALCAN INC.CMN                              SOLE             N/A          154,700
AMERICAN FINL RLTY TRCMN                   SOLE             N/A          130,000
ANTHEM, INC.COMMON STOCK                   SOLE             N/A           47,000
ATARI INCCMN                               SOLE             N/A          409,600
BALL CORPORATIONCMN                        SOLE             N/A          147,600
BARNES & NOBLE, INCCMN                     SOLE             N/A           95,600
CAESARS ENTERTAINMENT INCCMN               SOLE             N/A          395,300
CAREMARK RX INCCMN                         SOLE             N/A          129,800
DADE BEHRING HOLDINGS INCCMN               SOLE             N/A          210,991
DEAN FOODS COMPANY NEWCMN                  SOLE             N/A          155,000
DEL MONTE FOODS COMPANYCMN                 SOLE             N/A          573,900
DOUBLECLICK, INC.COMMON STOCK              SOLE             N/A          256,600
DOV PHARMACEUTICALS, INC.CMN               SOLE             N/A          138,700
ELAN CORP PLC (ADR)ADR CMN                 SOLE             N/A          200,000
ENCYSIVE PHARMACEUTICALS INCCM             SOLE             N/A          134,000
FOOT LOCKER, INC.CMN                       SOLE             N/A           90,000
GIBRALTAR STL CORPCMN                      SOLE             N/A           20,000
HARTE-HANKS COMMUNICATIONS,INC             SOLE             N/A          136,400
HAYES LEMMERZ INTL INCCMN                  SOLE             N/A          118,600
HEADWATERS INCCMN                          SOLE             N/A          360,752
HONEYWELL INTL INCCMN                      SOLE             N/A          223,000
INCO LIMITEDCMN                            SOLE             N/A           95,000
INTERNATIONAL STEEL GROUP, INC             SOLE             N/A          201,300
IVAX CORP (FLORIDA)CMN                     SOLE             N/A          173,200
JACUZZI BRANDS INCORD CMN                  SOLE             N/A          335,000
JOY GLOBAL INCCMN                          SOLE             N/A          159,651
KERZNER INTERNATIONAL LTDCMN               SOLE             N/A          168,900
MANDALAY RESORT GROUPCMN                   SOLE             N/A          182,700
MERIDIAN RESOURCE CORPCMN                  SOLE             N/A          205,300
MOORE WALLACE INCCMN                       SOLE             N/A          308,300
MULTIMEDIA GAMES INCCMN                    SOLE             N/A          123,400
NEW CENTURY FINANCIAL CORPCMN              SOLE             N/A           76,000
NEW FRONTIER MEDIA INCCMN                  SOLE             N/A          564,900
NTL (DELAWARE), INC.CMN                    SOLE             N/A           99,687
OCCIDENTAL PETROLEUM CORPCMN               SOLE             N/A          125,000
OM GROUP INC                               SOLE             N/A           50,000
P G & E CORPORATIONCMN                     SOLE             N/A          156,000
PHARMACEUTICAL HOLDRS TRUST'HO             SOLE             N/A           81,100
PHOTOMEDEX INCCMN                          SOLE             N/A          357,940
PIER 1 IMPORTS INC (DELAWARE)C             SOLE             N/A          176,600
RADIAN GROUP INCCMN                        SOLE             N/A           50,000
SCIENTIFIC GAMES CORPORATIONCM             SOLE             N/A          261,400
SERVICEMASTER COMPANYCMN                   SOLE             N/A          315,300
SPX CORPORATIONCMN                         SOLE             N/A          117,300
STATION CASINOS INCCMN                     SOLE             N/A          133,200
SUPERGEN INCCMN                            SOLE             N/A          250,000
SYLVAN LEARNING SYS INCCMN                 SOLE             N/A          175,700
TIME WARNER INC.CMN                        SOLE             N/A          100,000
TYCO INTERNATIONAL LTD.CMN                 SOLE             N/A          316,400
UNITED STATES STEEL CORPCMN                SOLE             N/A          438,800
WILLIS GROUP HOLDINGS LTDCMN               SOLE             N/A          264,500
WORTHINGTON INDUSTRIESCMN USD0             SOLE             N/A          344,400
YELLOW ROADWAY CORPORATIONCMN              SOLE             N/A          209,600